Basis of presentation and general information (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information [Abstract]
Schedule Of Subsidiaries [Table Text Block]
a/a	Company	Vessel	Flag	Dwt	Date Built	Date Acquired	Place of Incorporation
PANAMAX VESSELS
1	Panama Compania Armadora SA	Oceanis	Bahamas	75,211	May 2001	May 2001	Panama
2	Husky Trading SA	Triton	Bahamas	75,336	Mar 2001	Mar 2001	Panama
3	Changame Compania Armadora SA	Thetis	Bahamas	73,583	Aug 2004	Nov 2005	Panama
4	Buenos Aires Compania Armadora SA	Alcyon	Bahamas	75,247	Feb 2001	Feb 2001	Panama
5	Skyvan Shipping Company SA	Nirefs	Bahamas	75,311	Jan 2001	Jan 2001	Panama
6	Cypres Enterprises Corp.	Protefs	Bahamas	73,630	Aug 2004	Aug 2004	Panama
7	Urbina Bay Trading SA	Erato	Bahamas	74,444	Aug 2004	Nov 2005	Panama
8	Chorrera Compania Armadora SA	Dione	Greek	75,172	Jan 2001	May 2003	Panama
9	Darien Compania Armadora SA	Calipso	Bahamas	73,691	Feb 2005	Feb 2005	Panama
10	Texford Maritime SA	Clio	Bahamas	73,691	May 2005	May 2005	Panama
11	Eaton Marine SA	Danae	Greek	75,106	Jan 2001	Jul 2003	Panama
12	Vesta Commercial SA	Coronis	Bahamas	74,381	Jan 2006	Jan 2006	Panama
13	Ailuk Shipping Company Inc.	Naias	Marshall Islands	73,546	Jun 2006	Aug 2006	Marshall Islands
14	Taka Shipping Company Inc.	Melite	Marshall Islands	76,436	Jun 2004	Jan 2010	Marshall Islands
15	Bikar Shipping Company Inc.	Arethusa	Greek	73,593	Jan 2007	Jul 2011	Marshall Islands
16	Mandaringina Inc.	Melia	Marshall Islands	76,225	Feb 2005	May 2012	Marshall Islands
17	Jemo Shipping Company Inc.	Leto	Bahamas	81,297	Feb 2010	Jan 2012	Marshall Islands
KAMSARMAX VESSELS
18	Tuvalu Shipping Company Inc. (Notes 5 and 18)	Myrto	Marshall Islands	82,131	Jan 2013	Jan 2013	Marshall Islands
POST-PANAMAX VESSELS
19	Majuro Shipping Company Inc.	Alcmene	Marshall Islands	93,193	Jan 2010	Nov 2010	Marshall Islands
20	Guam Shipping Company Inc	Amphitrite	Marshall Islands	98,697	Aug 2012	Aug 2012	Marshall Islands
21	Palau Shipping Company Inc.	Polymnia	Marshall Islands	98,704	Nov 2012	Nov 2012	Marshall Islands
CAPESIZE VESSELS
22	Jaluit Shipping Company Inc.	Sideris GS	Marshall Islands	174,186	Nov 2006	Nov 2006	Marshall Islands
23	Bikini Shipping Company Inc.	New York	Marshall Islands	177,773	Mar 2010	Mar 2010	Marshall Islands
24	Gala Properties Inc.	Houston	Marshall Islands	177,729	Oct 2009	Oct 2009	Marshall Islands
25	Kili Shipping Company Inc.	Semirio	Marshall Islands	174,261	Jun 2007	Jun 2007	Marshall Islands
26	Knox Shipping Company Inc.	Aliki	Marshall Islands	180,235	Mar 2005	Apr 2007	Marshall Islands
27	Lib Shipping Company Inc.	Boston	Marshall Islands	177,828	Nov 2007	Nov 2007	Marshall Islands
28	Marfort Navigation Company Ltd.	Salt Lake City	Cyprus	171,810	Sep 2005	Dec 2007	Cyprus
29	Silver Chandra Shipping Company Ltd.	Norfolk	Cyprus	164,218	Aug 2002	Feb 2008	Cyprus
NEWCASTLEMAX VESSELS
30	Lae Shipping Company Inc.	Los Angeles	Marshall Islands	206,104	Feb 2012	Feb 2012	Marshall Islands
31	Namu Shipping Company Inc.	Philadelphia	Marshall Islands	206,040	May 2012	May 2012	Marshall Islands
VESSELS UNDER CONSTRUCTION
32	Erikub Shipping Company Inc.	H2528		76,000			Marshall Islands
33	Wotho Shipping Company Inc.	H2529		76,000			Marshall Islands
OTHER SUBSIDIARIES
34	Cerada International SA	Dormant					Panama
35	Diana Shipping Services SA	Manager					Panama
36	Bulk Carriers (USA) LLC	Company’s representative in the US					Delaware - USA

Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2012	2011	2010
A	18%	18%	16%
B	12%	11%	10%
C	10%	-	-
D	-	12%	18%